Tax Status	12 Months Ended
Dec. 31, 2025
EPB 001 [Member]
Employee Benefit Plan, Tax Status [Line Items]
Tax Status
Note 5
– Tax
Status
The IRS
has determined and
informed
the Company
by a
letter
dated January
14,
2015
that the
amended
and
restated
Plan document
is designed in accordance with applicable sections of
the IRC.
Although the plan document has
been amended
since receiving the determination letter, the
Plan administrator believes the Plan
is designed and
currently being operated in compliance with the applicable
requirements of the IRC.
Therefore,
no provision for
income
taxes
has been
included
in the
Plan’s
financial
statements
.
Accounting principles generally
accepted
in the United
States
of America
require Plan
management
to evaluate
tax
positions taken by the Plan and recognize a tax liability (or asset) if the Plan has taken an uncertain position that,
more likely than not, would not be
sustained upon examination
by the IRS.
The Plan administrator has analyzed
the tax
positions taken
by
the Plan,
and
has concluded
that,
as of
December 31,
2025,
there
are no
uncertain
positions
taken or expected
to be taken that would require recognition of a liability (or asset) or disclosure in the financial statements.
The Plan is subject
to routine
audits by taxing
jurisdictions; however,
there are
currently no audits
for
any
tax periods
in progress.